Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Equity - ordinary [Abstract]
Final paid	$ 51.7	$ 0.0	$ 240.7
Interim paid	29.4	0.0	198.5
Total dividend paid	$ 81.1	$ 0.0	$ 439.2
Final paid (in dollars per share)	$ 0.155	$ 0
Interim paid (in dollars per share)	0.0880	$ 0
Final dividend payable (in dollars per share)	$ 20.3
Final dividend payable date	Apr. 21, 2022
Dividend payable record date	Mar. 11, 2022
Unrecognized final dividend	$ 68.2